RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions And Balances Tables Abstract
Schedule of Related Party Transactions and Balances
	2019	2018	2017
Salaries, benefits, and consulting fees	$723	$956	$860
Share-based payments	659	531	1,718
	$1,382	$1,487	$2,578

Schedule of Due to Related Parties
	December 31, 2019	December 31, 2018
Oniva International Services Corp.	$105	$107
Directors	51	47
Jasman Yee & Associates, Inc.	-	3
	$156	$157

Schedule of Related Party Transactions with Oniva
	2019	2018	2017
Salaries and benefits	$665	$594	$450
Office and miscellaneous	322	560	567
Exploration and evaluation assets	206	353	352
	$1,193	$1,507	$1,369